Consolidated Balance Sheets - USD ($)	Aug. 31, 2017	Aug. 31, 2016
CURRENT ASSETS
Cash	$ 802	$ 417
Prepaid deposits and services	11,340	72,873
Total Current Assets	12,142	73,290
Mineral property	804,656	342,656
TOTAL ASSETS	816,798	415,946
CURRENT LIABILITIES
Accounts payable and accrued liabilities	319,878	211,601
Loans payable	44,270	69,350
Loans payable – related party	557,576	598,955
Convertible note – related party		191,264
Convertible note, net of unamortized discount	634,555	433,446
Derivative liability	729,180	796,509
TOTAL LIABILITIES	2,285,459	2,301,125
STOCKHOLDERS' DEFICIT
1,000,000 shares of preferred stock, $0.001 par value Issued and outstanding 100,000 shares (100,000 as at August 31, 2016)	100	100
1,500,000,000 shares of common stock, $0.001 par value Issued and outstanding 724,370,720 shares (22,392,729 shares outstanding as at August 31, 2016)	847,585	145,607
Additional paid in capital	2,451,570	871,507
Shares receivable	(5,090)	(5,090)
Accumulated deficit	(4,762,826)
TOTAL STOCKHOLDERS' DEFICIT	(1,468,661)	(1,885,179)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 816,798	$ 415,946